SOLAR PHOTOVOLAIC JOINT VENTURE PROJECT	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Solar Photovolaic Joint Venture Project
SOLAR PHOTOVOLAIC JOINT VENTURE PROJECT

NOTE 6 – SOLAR PHOTOVOLAIC JOINT VENTURE PROJECT

1.	On July 31, 2024, the Company entered into a Loan and Partnership Agreement with Horizons RES PE1 UG (haftungsbeschränkt) & Co. KG a German partnership (the “Partnership”), Solterra, and other lenders, under which the Company committed €1,560 thousand (approximately $1,716) out of a total €2,080 thousand (approximately $2,288) loan for solar energy projects. The loan bears interest of 7% annually and matures upon the earlier of the sale of the Partnership or five years from the agreement date. The Company’s loan is secured by a lien on Solterra’s interests in the Partnership, and all loans from Solterra are subordinated. The lenders are entitled to 50% of the Partnership’s profits, with the Company entitled to 25% through one of several profit rights alternatives.

In May 2025, the Company and the other lenders entered into an addendum to the original Loan and Partnership Agreement to provide an additional bridge loan of €25 thousand (approximately $27) to the Partnership, of which the Company contributed €19 thousand (approximately $20). The proceeds are intended to fund a feasibility study for a battery energy storage project near the PV Project in Germany. The additional loan bears interest at 7% annually and is subject to the same maturity and repayment terms as the original loan. All other provisions of the original agreement remain unchanged.

As of June 30, 2025, the Company has funded €1,129 thousand (approximately $1,216) which €424 (approximately $436) was invested in January and June 2025.

The Partnership was evaluated under ASC 810-10, and the Company determined it is not the primary beneficiary due to lack of power to direct significant activities and limited exposure to variable returns; accordingly, the Partnership is not consolidated.

N2OFF, INC.

NOTES TO CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (unaudited)

(USD in thousands, except share and per share data)

NOTE 6 – SOLAR PHOTOVOLAIC JOINT VENTURE PROJECT (continued)

The Company elected to account for the Loan and Partnership Agreement under the fair value option in accordance with ASC 825. The Company estimated the fair value of the Loan and Partnership Agreement using a third-party appraiser and various assumptions such as, probability of completion of the project based on key milestones, scenarios for the expected project’s cash realization value (including expected power of the project, selling price per megawatt, and loan repayment dates). The projected net cash flows were discounted using an interest rate appropriate for similar projects. The result was adjusted to the probability for the completion of the project as of the valuation date. The interest rate was determined at 9.15% as of June 30, 2025. The Company calculated the Loan Agreement at €1,236 thousands (approximately $1,457) as of June 30, 2025. For the six and three months ended June 30, 2025 the Company recorded gain from changes in fair value of an investment in the amount $218 and $139, respectively.

2.	On May 6, 2025, the Company, together with other investors, entered into a loan agreement with Soltra Renewable Energies Ltd. (the “Borrower”), an Israeli traded company, to finance the development of a battery storage project in Poland known as the “Pikozow Project.” Under the agreement, the Company extended a loan in the principal amount of €150 thousand (approximately $177) as part of an aggregate €500 thousand (approximately $571) loan provided by all lenders.

In the event the project is sold to a third party not related to the Borrower during a 30 months term, the Company will be entitled to repayment of the principal plus a pro-rata share (15%) of 50% of the net profit from the sale, as defined in the agreement.

If the project is not sold by the end of the term of the loan, the loan will bear annual interest of 7%, and the total amount due (principal and interest) will be repaid at maturity. The agreement does not provide for early repayment.

The Company elected to account for the loan agreement under the fair value option in accordance with ASC 825. As of June 30, 2025, the loan is classified as a non-current financial asset. Management assessed the fair value of the loan and concluded that it approximates it carrying amount.

NOTE 8 – SOLAR PHOTOVOLAIC JOINT VENTURE PROJECT

On July 31, 2024, the Company entered into a Loan and Partnership Agreement (the “Loan and Partnership Agreement”), with Horizons RES PE1 UG (haftungsbeschränkt) & Co. KG (the “Partnership”), Solterra, and the Lenders (as defined in section 7(1) above), pursuant to which the Lenders committed to loan the Partnership (the “Loan”) an aggregate principal amount of € 2,080 thousands (approximately $2,288) (€1,560 thousands (approximately $1,716) of which was committed by the Company) for projects in the solar energy sector. Interest accrues on the loan at the rate of 7% per annum. The Loan matures on the earlier of (i) the sale of the Partnership or (ii) five years from the date of the Loan and Partnership Agreement.

All loans to the Partnership from Solterra will be subordinate to the Loan.

Pursuant to the Loan and Partnership Agreement, the Lenders are entitled to participation rights of 50% (of which the Company will be entitled to receive 50% thereof) of the Partnership’s profits (the “Profits”), whether directly or by way of 50% membership or ownership in the Partnership, or through legal rights for the distribution of 50% of the Partnership’s Profits where Solterra acts as a trustee on behalf of the Lenders (the “Profit Rights Alternatives”). The Lenders will decide within three months from the date of the Loan and Partnership Agreement on the chosen Profit Right Alternative.

Proceeds from the sale of a Partnership asset must first be used to repay the Lenders, pro rata with each Lender’s respective portion of the Loan.

Repayment of the Loan is secured by a lien on Solterra’s interests in the Partnership.

If a Lender defaults on a payment schedule as scheduled in the Loan and Partnership Agreement, such Lender’s rights to Profits will be proportionately decreased, based on the amount of the Loan that was actually provided by such Lender to the Partnership out of its Loan commitment amount.

As of December 31, 2024 the Company made payments in the amount of €705 thousands (approximately $764) and was committed to pay of €353 thousands (approximately $365) for the third milestone in connection with the Loan and Partnership Agreement.

N2OFF, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(USD in thousands, except share and per share data)

NOTE 8 – SOLAR PHOTOVOLAIC JOINT VENTURE PROJECT (continued)

The Company considered the Loan to the Partnership under ASC 810-10, Variable Interest Entities (VIE) and evaluated whether it is the primary beneficiary. Primary beneficiary requiring both (i) power to direct significant activities and (ii) exposure to significant financial benefits or losses. The Company has provided 75% of Loan and is entitled to receive only 25% of the Profits and does not have the power to direct the most significant activities of the Partnership and, therefore, it is not considered the primary beneficiary. As of December 31, 2024, the Company did not consolidated the Partnership.

The Company estimated the fair value of the Loan and Partnership Agreement using a third-party appraiser and various assumptions such as, probability of completion of the project based on key milestones, scenarios for the expected project’s cash realization value (including expected power of the project, selling price per megawatt, and loan repayment dates). The projected net cash flows were discounted using an interest rate appropriate for similar projects. The result was adjusted to the probability for the completion of the project as of the valuation date. The interest rate was determined at 9.18% as of December 31, 2024. The Company calculated the Loan Agreement at €1,133 thousands (approximately $1,173) as of December 31, 2024. Changes in fair value of an investment calculated at $44 were recorded in changes in fair value of investments measured under the fair value in the comprehensive loss. The Loan Agreement is presented in the balance sheet net of the commitment to pay €353 thousands (approximately $365).